Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2018	$ 1,756,112	$ 1,617,384	$ 10,022	$ 2,029,940	$ 95,011	$ (449,274)	$ (68,315)	$ 138,728
Profit/(loss) for the six -month period after taxes	22,747	16,956	0	0	0	16,956	0	5,791
Change in fair value of cash flow hedges	(59,879)	(54,808)	0	0	(56,490)	1,682	0	(5,071)
Currency translation differences	(13,121)	(12,189)	0	0	0	0	(12,189)	(932)
Tax effect	14,609	13,724	0	0	13,724	0	0	885
Other comprehensive income/(loss)	(58,391)	(53,273)	0	0	(42,766)	1,682	(12,189)	(5,118)
Total comprehensive income/(loss) for the period	(35,644)	(36,317)	0	0	(42,766)	18,638	(12,189)	673
Capital reduction	(1,867)	0	0	0	0	0	0	(1,867)
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0
Changes in scope (Note 5)	92,303	0	0	0	0	0	0	92,303
Dividend distribution (declared)	(99,649)	(76,705)	0	(76,705)	0	0	0	(22,944)
Balance, end of period at Jun. 30, 2019	1,741,255	1,534,362	10,160	1,983,097	52,245	(430,636)	(80,504)	206,893
Balance, beginning of period at Dec. 31, 2019	1,714,856	1,508,476	10,160	1,900,800	73,797	(385,457)	(90,824)	206,380
Profit/(loss) for the six -month period after taxes	(26,192)	(28,171)	0	0	0	(28,171)	0	1,979
Change in fair value of cash flow hedges	(35,640)	(35,676)	0	0	(35,676)	0	0	36
Currency translation differences	(31,702)	(22,396)	0	0	0	0	(22,396)	(9,306)
Tax effect	8,671	8,680	0	0	8,680	0	0	(9)
Other comprehensive income/(loss)	(58,671)	(49,392)	0	0	(26,996)	0	(22,396)	(9,279)
Total comprehensive income/(loss) for the period	(84,863)	(77,563)	0	0	(26,996)	(28,171)	(22,396)	(7,300)
Changes in scope (Note 5)	25,079	0	0	0	0	0	0	25,079
Dividend distribution (declared)	(97,953)	(83,314)	0	(83,314)	0	0	0	(14,639)
Balance, end of period at Jun. 30, 2020	$ 1,557,119	$ 1,347,599	$ 10,160	$ 1,817,486	$ 46,801	$ (413,628)	$ (113,220)	$ 209,520